COMMITMENTS AND CONTINGENCIES (Details) - Iris	3 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($) item	Jul. 19, 2024 USD ($)	Oct. 11, 2023 USD ($)	Oct. 10, 2023 USD ($)
COMMITMENTS AND CONTINGENCIES
Maximum number of demands for registration of securities | item	3	3
Underwriting discount (in percentage)	2.00%	2.00%
Underwriting discount	$ 5,520,000	$ 5,520,000
Deferred underwriting discount (in percentage)	3.50%	3.50%
Deferred underwriting discount	$ 9,660,000	$ 9,660,000
Capital Markets Advisory Agreement | Benjamin Securities
COMMITMENTS AND CONTINGENCIES
Amount owed as security deposit of signing agreement			$ 125,000
Amount owed at consummation of business combination			485,000
Contractual obligation			$ 0
Fee Reduction Agreement
COMMITMENTS AND CONTINGENCIES
Deferred underwriting discount	$ 8,000,000	$ 8,000,000		$ 8,000,000	$ 9,660,000
Underwriting discount paid in cash				1,000,000
Underwriting discount paid in securities				$ 7,000,000